PREPAYMENTS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Block chain software and annual fee [Member]
Prepayments	$ 2,300,000
Marketing & promotion services	60,000	$ 630,291
Prepayments	616,052	630,291	$ 0
Office furniture [Member]
Prepayments	1,100,000
Prepayments	$ 1,124,480	1,895,591	$ 0
Office furniture [Member] | April 2022 [Member]
Prepayments		$ 1,900,000